Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets	$ 2,811	$ 2,453	[1]
Total assets	21,711	22,149	[1]
Liabilities
Current liabilities	4,891	2,581	[1]
Total liabilities	9,826	8,315	[1]
Net (loss) earnings attributable to YPL	1,338	5,689
Thomson Reuters carrying amount	6,199	6,736	[1]
YPL (formerly RHL) [member]
Assets
Current assets	190	6
Non-current assets	14,620	16,068
Total assets	14,810	16,074
Liabilities
Current liabilities	10	4
Non-current liabilities	202	189
Total liabilities	212	193
Net assets attributable to YPL	14,598	15,881
Net assets attributable to YPL - beginning period	15,881	2,487
Net (loss) earnings attributable to YPL	(973)	14,555
Other comprehensive loss attributable to YPL		(214)
Other adjustments		253
Distribution to owners	(310)	(1,200)
Net assets attributable to YPL - ending period	$ 14,598	$ 15,881
Thomson Reuters % share	42.84%	42.82%
Thomson Reuters $ share	$ 6,254	$ 6,800
Historical excluded equity adjustment	(226)	(226)
Thomson Reuters carrying amount	$ 6,028	$ 6,574

[1]	Amounts have been reclassified to reflect the current presentation.